Financial Instruments - Schedule of Remaining Contractual Maturities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
1 year or less [Member]
Non-derivatives
Trade payables	$ 255,983	$ 274,380
Other payables	1,903,613	959,274
Government liabilities
Total non-derivatives	2,159,596	1,233,654
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities
Total non-derivatives
Between 2 and 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities
Total non-derivatives
Over 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities	1,424	12,468
Total non-derivatives	1,424	12,468
Remaining contractual maturities [Member]
Non-derivatives
Trade payables	255,983	274,380
Other payables	1,903,613	959,274
Government liabilities	1,424	12,468
Total non-derivatives	$ 2,161,020	$ 1,246,122